Property, Plant and equipment Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Capital Expenditures [Line Items]
New machines and installations acquired and leased	€ 3,635	€ 5,011		€ 7,757
Computer and IT infrastructure	2,126	1,056		1,268
New building constructions	2,224	7,580		4,865
Finance leases - total, net	4,419	4,917		3,783
New finance leases	2,396
Increase through leased motor vehicles	769	1,714		1,119
Net loss on disposal of PPE	210	10		165
Total accumulated depreciation finance leases machinery property, plant and equipment	1,794	1,620		1,953
Land and buildings pledges as security	24,451	25,364		26,270
Other fixed assets pledges - carrying value	1,131	2,274		2,884
Transfers from assets under construction to PP&E	8,296
Excercising purchase option	168
Decrease of depreciation charges 2019				1,147
Depreciation charge 2020		478
Depreciation charge 2021	276
Right-of-use assets	9,054	10,996	[1]	10,586
Additions	10,331	15,598
New metal production in USA	547
Printer for Plastic Production in Belgium	540
Additions finance leases buildings property, plant and equipment	1,624	2,397		2,855
Leased assets [member]
Capital Expenditures [Line Items]
Right-of-use assets	€ 9,054	€ 10,996		€ 10,586

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.